=============================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2013
                                       --------------

Check here if Amendment [_]; Amendment Number: _________________________________

   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Vulcan Value Partners, LLC

Address: 3500 Blue Lake Drive, Suite 400
         Birmingham, AL 35423

Form 13F File Number: 28-15045

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   F. Hampton McFadden, Jr.

Title:  Chief Compliance Officer

Phone:  205-803-1582

Signature, Place, and Date of Signing:

  /s/ F. Hampton McFadden, Jr.      Birmingham, AL             May 13, 2013
                                                                      --

Report Type:

[_]  13F HOLDINGS REPORT

[_]  13F NOTICE

[X]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-12592               Bank of New York Mellon Corporation

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total:   54
Form 13F Information Table Value Total:   $1,794,006
                                    (thousands)

List of Other Included Managers:          NONE

=============================================================================


                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- x$1000    PRN AMT PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
D APPLE INC                      COM              037833100    98400   222293 SH       SOLE                 198657        0    23636
D ALTRA HOLDINGS INC             COM              02208R106     7436   273164 SH       SOLE                 273164        0        0
D FRANKLIN RESOURCES INC         COM              354613101    70603   468156 SH       SOLE                 414125        0    54031
D BANK OF NEW YORK MELLON CORP   COM              064058100    69943  2498850 SH       SOLE                2202765        0   296085
D CHUBB CORP                     COM              171232101    39003   445596 SH       SOLE                 405555        0    40041
D CHECK POINT SOFTWARE TECHNOL G COM              M22465104    40356   858827 SH       SOLE                 788652        0    70175
D CME GROUP INC                  COM              12572Q105    68499  1115432 SH       SOLE                1000152        0   115280
D CISCO SYSTEMS INC              COM              17275R102    53293  2550497 SH       SOLE                2304546        0   245951
D CURTISS-WRIGHT CORP            COM              231561101    14033   404402 SH       SOLE                 404402        0        0
D DONALDSON CO                   COM              257651109    12010   331864 SH       SOLE                 331864        0        0
D DISNEY (WALT) COMPANY          COM              254687106    61036  1074570 SH       SOLE                 956228        0   118342
D DISCOVERY COMMUNICATIONS - C   COM              25470F302    52684   757606 SH       SOLE                 664497        0    93109
D DUN & BRADSTREET CORP          COM              26483E100    36732   439119 SH       SOLE                 437819        0     1300
D DOVER CORP                     COM              260003108    64193   880806 SH       SOLE                 787973        0    92833
D ENDURANCE SPECIALTY HOLDINGS   COM              G30397106    37809   790816 SH       SOLE                 787716        0     3100
D EATON VANCE CORP               COM              278265103    20493   489900 SH       SOLE                 454434        0    35466
D FAIR ISAAC CORP                COM              303250104    17014   372388 SH       SOLE                 372388        0        0
D FEDERATED INVESTORS INC        COM              314211103     3900   164747 SH       SOLE                 164747        0        0
D GOOGLE INC                     COM              38259P508    43673    54991 SH       SOLE                  49145        0     5846
D GLOBAL PAYMENTS INC            COM              37940X102     9601   193327 SH       SOLE                 193327        0        0
D HEARTLAND PMT SYS              COM              42235N108    38512  1168106 SH       SOLE                1164929        0     3177
D ICONIX BRAND GROUP INC         COM              451055107    29589  1143738 SH       SOLE                1141238        0     2500
D IDEX CORP                      COM              45167R104     4608    86265 SH       SOLE                  86265        0        0
D INTERCONTINENTAL HOTELS GROU   COM              45857P400    54511  1791955 SH       SOLE                1638534        0   153421
D INTERVAL LEISURE GROUP         COM              46113M108     4935   227014 SH       SOLE                 227014        0        0
D ITURAN LOCATION & CONTROL LT   COM              M6158M104    14762   940834 SH       SOLE                 940834        0        0
D JARDEN CORPORATION             COM              471109108     9216   215078 SH       SOLE                 215078        0        0
D JANUS CAP GROUP INC            COM              47102X105    17415  1852709 SH       SOLE                1852709        0        0
D JOS A BANK CLOTHIERS INC       COM              480838101    24198   606465 SH       SOLE                 605365        0     1100
D JOHN WILEY & SONS INC          COM              968223206    10708   274855 SH       SOLE                 274855        0        0
D KMG CHEMICALS I                COM              482564101    19203   987815 SH       SOLE                 987815        0        0
D COCA-COLA CO                   COM              191216100    46966  1161368 SH       SOLE                1033089        0   128279
D LINCOLN ELECTRIC HOLDINGS      COM              533900106     9698   178989 SH       SOLE                 178989        0        0
D MASTERCARD INC                 COM              57636Q104    55454   102478 SH       SOLE                  90407        0    12071
D MSCI INC                       COM              55354G100     9934   292773 SH       SOLE                 292773        0        0
D MICROSOFT CORP                 COM              594918104    51039  1784281 SH       SOLE                1615688        0   168593
D NAVIGATORS GROUP INC           COM              638904102    21943   373506 SH       SOLE                 373506        0        0
D NASDAQ STOCK MKT INC           COM              631103108    59582  1844642 SH       SOLE                1721934        0   122708
D NORDSON CORP                   COM              655663102     9637   146126 SH       SOLE                 146126        0        0
D NEUSTAR INC                    COM              64126X201    22967   493604 SH       SOLE                 493604        0        0
D ORACLE CORPORATION             COM              68389X105    70659  2185557 SH       SOLE                1938882        0   246675
D OPENTEXT CORPORATION           COM              683715106      820    13893 SH       SOLE                  13893        0        0
D PARKER HANNIFIN CORP           COM              701094104    53267   581646 SH       SOLE                 525647        0    55999
D PERKIN-ELMER INC               COM              714046109     9884   293808 SH       SOLE                 293808        0        0
D PROASSURANCE CORP              COM              74267C106     9294   196368 SH       SOLE                 196368        0        0
D EVEREST RE GROUP LTD           COM              G3223R108    81609   628438 SH       SOLE                 584688        0    43750
D SONIC CORP                     COM              835451105    10548   818959 SH       SOLE                 818959        0        0
D TUPPERWARE BRANDS CORPORATIO   COM              899896104    14908   182385 SH       SOLE                 182385        0        0
D TIME WARNER INC                COM              887317303    37515   651080 SH       SOLE                 584466        0    66614
D UNILEVER N.V. (ADR)            COM              904784709     9298   226771 SH       SOLE                 211632        0    15139
D UNIVERSAL TECHNICAL INSTITUT   COM              913915104    30950  2450509 SH       SOLE                2445409        0     5100
D UNITED TECHNOLOGIES            COM              913017109    47304   506301 SH       SOLE                 454731        0    51570
D VISA INC                       COM              92826C839    42982   253074 SH       SOLE                 223579        0    29495
D VALUECLICK INC                 COM              92046N102    39380  1332211 SH       SOLE                1327711        0     4500

S REPORT SUMMARY             54     DATA RECORDS          1794006               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
